Intangible Assets - Aggregate Amortizations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
2015	$ 18,621
2016	14,125
2017	13,389
2018	13,389
2019	11,624
2020 and thereafter	12,218
Total	$ 83,366	$ 119,405	$ 160,479